Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
11	Derivative financial instruments

Call option	7,364,829	5,422,917
	7,364,829	5,422,917

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued.

At 30 June 2022 management has assessed the value of the call option of USD 7,364,829 and classified as change in fair value of derivative financial instrument in the interim consolidated statement of comprehensive income (Note 16).

16	Derivative Financial Instruments

Call option	9,306,741	5,422,917
	9,306,741	5,422,917

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued.

At 31 December 2022 management has assessed the value of the call option of USD 9,306,741 and classified as change in fair value of derivative financial instrument in the consolidated statement of comprehensive income (Note 21).

16	Derivative Financial Instruments

Call option	5,422,917	Nil
	5,422,917	Nil

On 24 September 2020, the Group issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group has the option to redeem the bonds in full or in part any time after 24 September 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued.

At 31 December 2021 management has assessed the value of the call option of USD 5,422,917 and classified as change in fair value of derivative financial instrument in the consolidated statement of comprehensive income (Note 21).

21	Derivative Financial Instruments

Interest rate swaps	Nil	1,518,249
	Nil	1,518,249

In 2018, the Group entered into an interest rate swap with a commercial bank exchanging variable interest for fixed interest at specified dates on its term loan 1. The interest rate swap matures in June 2023.

The Group is exposed to variability in future interest cash flows on terms loan and Islamic ijara loan which bears interest at a variable rate.

During the year, the Group fully settled the term loans as well as the interest rate swaps. The Group have repaid USD 1,858,753 in settlement.

The details of these derivative financial instruments are as follows:

	Notional	Fair value	Fair value
	Amount (USD)	asset (USD)	liability (USD)
31 December 2020
Designated at FVTPL
Interest rate swaps	Nil	Nil	Nil

31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	Nil	1,518,249

21	Derivative Financial Instruments

Interest rate swaps	1,518,249	1,190,073
	1,518,249	1,190,073

In 2018, the Group entered into an interest rate swap with a commercial bank exchanging variable interest for fixed interest at specified dates on its term loan 1. The interest rate swap matures in June 2023.

The Group is exposed to variability in future interest cash flows on terms loan and Islamic ijara loan which bears interest at a variable rate.

In order to reduce its exposure to interest rates fluctuations on the loans, the Group has entered into an interest rate arrangement with counter-party banks for a notional amount that mirrors the draw down schedule of the loans, covering not less than 90% of the outstanding term loan. At December 31, 2019 the fixed interest rates varied from 2.78% to 4.76% (2018: 2.78% to 4.76%). The floating interest rate is based on EIBOR. The notional amount outstanding at December 31, 2019 was USD 79.2 million (2018: USD 83.8 million). The interest rate swap match the terms of the fixed rate loan (i.e., notional amount, maturity, payment and reset dates).

The details of these derivative financial instruments are as follows:

	Notional Amount (USD)	Fair value asset (USD)	Fair value liability (USD)

December 31, 2019 Designated at FVTPL Interest rate swaps	79,253,015	Nil	1,518,249
December 31, 2018 Designated at FVTPL Interest rate swaps	83,855,305	Nil	1,190,073